MATTHEWS ASIA STRATEGIC INCOME FUND | MATTHEWS ASIA STRATEGIC INCOME FUND
MATTHEWS ASIA STRATEGIC INCOME FUND

SUPPLEMENT DATED MARCH 7, 2013

TO THE PROSPECTUS OF MATTHEWS ASIA STRATEGIC INCOME FUND

DATED APRIL 27, 2012

For all existing and prospective shareholders of Matthews Asia Strategic Income Fund - Investor Class (MAINX) and Institutional Class (MINCX)

Effective immediately, the following paragraph replaces the top paragraph in the right column in the “Principal Investment Strategy” section on page 2 of the prospectus:

The Fund is permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as “junk bonds”) and unrated debt securities. Under normal market conditions, the Fund intends that at least 50% of its debt securities (bonds and debentures) shall be, at the time of their purchase, rated investment grade by at least one internationally recognized rating agency (such as Moody’s, S&P or Fitch), or, if unrated, shall be deemed by Matthews to be of comparable credit quality. The Fund has no stated maturity or duration target and the average effective maturity or duration may change. Matthews has implemented risk management systems to monitor the Fund to reduce the risk of loss through overemphasis on a particular issuer, country or currency.

Please retain this Supplement with your records.